Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2023
Fee and commission income [abstract]
Schedule of net fee and commission income

Net fee and commission income
in EUR million	2023	2022	2021
Fee and commission income
Payment Services	2,062	1,888	1,661
Securities business	584	632	853
Insurance and other broking	529	682	734
Portfolio management	625	600	617
Lending business	602	556	477
Financial guarantees and other commitments	459	496	458
Other	248	232	204
Total fee and commission income	5,109	5,085	5,004

Fee and commission expenses
Payment Services	704	600	563
Securities business	128	160	164
Distribution of products	480	555	591
Other	202	184	169
Total fee and commission expenses	1,514	1,499	1,487

Net fee and commission income	3,595	3,586	3,517